SIGNIFICANT ACCOUNTING POLICIES (Impact Of Recently Issued Accounting Standards) (Details) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Previously Reported [Member]
Impact of recently issued accounting standards
Decrease to current deferred tax assets as prior period Adjustments	$ 7,935